Property and Equipment (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Property, Plant And Equipment

($ millions)	Land & Building	Equipment	Technology Assets	Leasehold Improvements	Total
Cost
Balance as at October 31, 2016	$2,071	$1,728	$1,983	$1,357	$7,139
Additions	169	147	161	126	603
Disposals	(224)	(52)	(41)	(28)	(345)
Foreign currency adjustments and other	(294)	69	(15)	(45)	(285)
Balance as at October 31, 2017	$1,722	$1,892	$2,088	$1,410	$7,112
Acquisitions	214	96	186	97	593
Additions	142	56	141	148	487
Disposals	(231)	(38)	(33)	(49)	(351)
Foreign currency adjustments and other	36	95	(86)	(21)	24
Balance as at October 31, 2018	$1,883	$2,101	$2,296	$1,585	$7,865

Accumulated depreciation
Balance as at October 31, 2016	$766	$1,362	$1,653	$838	$4,619
Depreciation	47	91	131	71	340
Disposals	(58)	(37)	(40)	(17)	(152)
Foreign currency adjustments and other	(69)	34	(25)	(16)	(76)
Balance as at October 31, 2017	$686	$1,450	$1,719	$876	$4,731
Depreciation	62	80	143	69	354
Disposals	(56)	(35)	(24)	(17)	(132)
Foreign currency adjustments and other	13	174	10	31	228
Balance as at October 31, 2018	$705	$1,669	$1,848	$959	$5,181

Net book value
Balance as at October 31, 2017	$1,036	$442	$369	$534	$2,381 (1)
Balance as at October 31, 2018	$1,178	$432	$448	$626	$2,684 (1)

(1)	Includes $36 (2017 – $16) of investment property.